Schedule H, Line 4i (Details Textual) - EBP 36-4007085 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Plan Name	HUB GROUP EMPLOYEE PROFIT SHARING AND TRUST PLAN
Entity Tax Identification Number	36-4007085
EBP, Plan Number	001